GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
GEOGRAPHIC INFORMATION [Abstract]
Schedule of total revenues and real estate property
	2014		2013		2012
	Total	Real Estate	Total	Real Estate	Total	Real Estate
	revenues	Property, net	revenues	Property, net	revenues	Property, net

Europe	$12,830	$166,921	$12,973	$187,990	$12,948	$185,678
United States	1,108	18,283	738	21,771	728	9,148

	$13,938	$185,204	$13,711	$209,761	$13,676	$194,826